Summary of significant accounting policies - Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies
Employee benefits expensed	¥ 1,808,321	¥ 1,030,111	¥ 1,116,105